Income taxes (Details)	12 Months Ended
	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Income Taxes [Line Items]
Tax rate	30.00%	30.00%	30.00%
MEXICO
Income Taxes [Line Items]
Tax rate	30.00%	30.00%	30.00%
GUATEMALA
Income Taxes [Line Items]
Tax rate	25.00%	25.00%	25.00%